Earnings Per Share (Tables)	12 Months Ended
Apr. 30, 2023
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Summary of the Basic and Diluted Earnings Per Share Attributable to Owners of the Company
The calculation of the basic and diluted earnings per share attributable to owners of the Company is based on the following data:

Earnings figures are calculated as follows:	2021	2022	2023
	US$	US$	US$
Earnings for the purpose of basic and diluted earnings per share	22,937	27,493	41,737

Number of shares	2021	2022	2023
Weighted average number of ordinary shares for the purpose of basic earnings per share	52,919,515	67,579,432	74,159,933
Effect of dilutive potential ordinary shares -restricted ordinary shares and restricted shares unit (note 31)	7,185	28,492	47,236

Weighted average number of ordinary shares for the purpose of diluted earnings per share	52,926,700	67,607,924	74,207,169